Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	May 04, 2023	May 01, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Feb. 16, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Oct. 31, 2017	Oct. 02, 2017	Sep. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	Jan. 31, 2017	Oct. 31, 2016	Sep. 30, 2016	Apr. 30, 2016	Apr. 01, 2016	Mar. 31, 2016	Feb. 01, 2016	Oct. 31, 2015	Sep. 30, 2015	Sep. 15, 2015	Apr. 30, 2015	Mar. 31, 2015	Oct. 31, 2014	Sep. 30, 2014
C000193424
Account Value [Line Items]
Account Value	$ 19,025.14	$ 19,025.14	$ 19,025.14						$ 17,916.72						$ 15,799.14							$ 14,707.26	$ 12,672.40	$ 16,146.55	$ 15,478.84	$ 14,841.63		$ 13,182.74	$ 10,310.53	$ 11,949.29	$ 11,254.70	$ 11,370.39	$ 10,243.42		$ 10,000.00
C000193426
Account Value [Line Items]
Account Value	$ 16,877.86	16,877.86	16,877.86						16,078.38						14,714.94							13,917.65	12,197.17	14,113.47	13,614.63	13,272.12		12,207.17	10,263.80	11,385.88	10,916.92	10,764.46	10,132.44		10,000.00
C000241324
Account Value [Line Items]
Line Graph and Table Measure Name	Founders
Account Value	$ 12,081.16	12,081.16	12,081.16	$ 11,866.52	$ 11,666.50	$ 11,420.66	$ 11,348.61	$ 11,174.69	11,341.18	$ 11,177.43	$ 11,101.21	$ 11,032.83	$ 10,683.74	$ 10,342.50	10,474.48	$ 10,510.72	$ 10,375.31	$ 10,170.00	$ 10,010.00		$ 10,000.00
C000241325
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 12,065.48	$ 12,065.48	12,065.48	11,852.53	11,665.41	11,420.95	11,338.94	11,177.41	11,345.67	11,172.73	11,098.26	11,042.25	10,695.59	10,345.54	10,488.63	10,516.63	10,383.19	10,190.38	10,020.04	$ 10,000.00
C000200677
Account Value [Line Items]
Line Graph and Table Measure Name		Investor
Account Value	15,519.37	$ 15,519.37	15,519.37						13,577.81						12,992.48							14,121.62	11,507.93	14,771.73	17,614.25	14,938.53		11,614.43	8,611.92	11,803.49	11,489.86	12,045.66	11,063.13			$ 10,888.79		$ 10,296.40			$ 9,714.02			$ 9,231.89			$ 9,046.27			$ 10,488.12		$ 10,000.00
C000200678
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
Account Value	16,769.74	$ 16,769.74	16,769.74						15,134.23						14,097.64							15,617.97	12,231.78	19,061.76	25,369.99	26,121.91		22,221.40	12,078.22	14,483.76	14,582.23	15,559.70	14,965.20			13,526.96		11,722.18			11,037.63			10,416.19	$ 10,000.00
C000200679
Account Value [Line Items]
Line Graph and Table Measure Name		Investor
Account Value	16,350.04	$ 16,350.04	16,350.04						14,770.39						13,755.71							15,254.66	11,956.98	18,644.58	24,842.71	25,602.60		21,807.09	11,862.99	14,241.66	14,348.67	15,335.51	14,765.27			13,361.84		11,593.97			10,931.90			10,332.12			10,032.23			10,325.69		10,000.00
C000203691
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value	10,979.26	$ 10,979.26	10,979.26						10,765.97						10,123.30							10,673.44	9,991.80	10,701.91	11,317.72	11,259.72		11,200.45	10,899.65	10,779.04	10,475.69	10,120.87	10,118.35	$ 10,172.32			$ 10,062.37			$ 10,106.56		$ 10,082.05				$ 9,869.08			$ 9,770.57		$ 9,643.90	9,577.59
C000203690
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
Account Value	11,814.48	$ 11,814.48	11,814.48						11,570.50						10,866.59							11,442.69	10,698.61	11,444.55	12,087.96	12,010.96		11,932.85	11,597.89	11,455.29	11,108.35	10,728.66	10,705.39	10,745.14			10,608.17			10,634.21		10,587.69				10,344.23			10,224.56		10,072.56	10,000.00
C000225903
Account Value [Line Items]
Account Value	11,294.20	11,294.20	11,294.20												9,723.29								8,871.31		9,709.86		$ 10,000.00
C000168469
Account Value [Line Items]
Account Value	18,738.58	18,738.58	18,738.58												16,154.61								14,753.59		16,165.93			13,110.31		11,990.90		11,385.78				10,640.00			$ 10,000.00
C000159698
Account Value [Line Items]
Account Value	21,301.83	21,301.83	21,301.83												17,909.66								15,301.96		17,862.05			13,731.26		13,620.34		12,279.68				11,585.22					10,520.00		$ 10,000.00
C000159696
Account Value [Line Items]
Account Value	21,398.74	21,398.74	21,398.74												18,775.22								17,509.66		18,689.92			14,435.32		14,127.99		13,652.11				12,559.25					11,128.51						9,700.00	$ 10,000.00
C000159697
Account Value [Line Items]
Account Value	21,191.26	21,191.26	21,191.26												18,607.92								17,364.47		18,549.31			14,343.09		14,052.89		13,584.55				12,518.44					11,103.21						9,700.00	10,000.00
C000225205
Account Value [Line Items]
Account Value	27,982.38	$ 27,982.38	27,982.38						27,689.42						22,686.64							22,637.92	18,703.53	23,757.17	22,685.40	21,518.27		15,859.78	13,420.29	16,532.17	15,441.16	14,855.70	13,352.97			13,065.76		12,371.27			11,034.76			10,414.56			9,538.33			10,463.65		10,000.00
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value	25,694.46	$ 25,694.46	25,694.46						23,269.24						18,844.28							17,915.78	15,494.73	19,416.37	18,330.91	16,789.51		14,100.17	10,738.30	12,245.13	11,543.82	11,745.49	10,542.64		10,000.00
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value	$ 25,694.46	$ 25,694.46	25,694.46						23,269.24						18,844.28							17,915.78	15,494.73	19,416.37	18,330.91	16,789.51		14,100.17	10,738.30	12,245.13	11,543.82	11,745.49	10,542.64		10,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,744.29	10,744.29	10,744.29	10,602.31	10,452.15	10,213.58	10,117.76	9,949.09	10,206.92	10,113.52	10,258.45	10,286.71	9,907.46	9,478.24	9,630.21	9,881.34	9,944.85	9,951.75	9,987.39		10,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,613.45	$ 10,613.45	10,613.45	10,473.20	10,324.87	10,089.21	9,994.55	9,827.93	10,082.63	9,990.36	10,133.53	10,161.45	9,786.81	9,362.82	9,512.94	9,761.00	9,823.75	9,830.56	9,865.77	10,000.00
MSCI All Country World Index Small Cap
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index Small Cap
Account Value	21,207.95	$ 21,207.95	21,207.95						19,776.18						17,018.64							17,003.09	14,767.59	18,802.37	19,638.17	18,868.13		13,967.18	10,366.25	13,531.33	13,474.05	14,311.24	13,833.37			13,169.35		11,918.05			11,045.76			10,143.17			9,671.71			10,621.56		10,000.00
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,820.99	$ 12,820.99	12,820.99						12,484.78						11,616.19							12,106.29	11,314.78	12,075.09	12,785.15	12,639.99		12,457.76	11,980.09	11,968.05	11,536.08	11,025.32	10,946.62	11,013.84			10,740.49			10,777.57		10,725.04				10,357.26			10,185.83		10,068.55	10,000.00
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,820.99	$ 12,820.99	$ 12,820.99						12,484.78						11,616.19							12,106.29	11,314.78	12,075.09	12,785.15	12,639.99		12,457.76	11,980.09	11,968.05	11,536.08	11,025.32	10,946.62	11,013.84			10,740.49			10,777.57		10,725.04				10,357.26			10,185.83		10,068.55	10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	14,526.40	14,526.40	$ 14,526.40												10,744.89								8,919.79		10,828.58		10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	27,526.15	27,526.15	$ 27,526.15												20,360.55								16,902.16		20,519.14			15,559.49		13,529.83		13,146.27				11,180.72			10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	31,129.23	31,129.23	$ 31,129.23												23,025.67								19,114.60		23,205.03			17,596.17		15,300.84		14,867.07				12,644.23					10,651.67		10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	32,474.21	32,474.21	$ 32,474.21												24,020.53								19,940.47		24,207.63			18,356.44		15,961.93		15,509.42				13,190.54					11,111.89						9,665.53	10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	32,474.21	$ 32,474.21	$ 32,474.21												24,020.53								19,940.47		24,207.63			18,356.44		15,961.93		15,509.42				13,190.54					11,111.89						9,665.53	10,000.00
FT Wilshire 5000 Index - TR
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index - TR
Account Value	34,006.82	$ 34,006.82	34,006.82						31,007.29						25,157.50							23,988.01	20,881.52	26,258.82	25,210.39	23,218.15		19,047.95	14,311.24	16,543.25	15,715.80	16,076.63	14,433.47			13,670.66		12,692.76			11,495.06			10,724.02			9,965.91			10,695.82		10,000.00
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index
Account Value	14,917.28	$ 14,917.28	14,917.28						13,927.23						12,609.14							12,447.06	11,000.36	13,363.35	12,389.07	11,632.69		10,230.23	8,799.38	10,843.96	10,441.48	10,965.39	10,108.88		10,000.00
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index
Account Value	$ 14,917.28	$ 14,917.28	14,917.28						13,927.23						12,609.14							12,447.06	11,000.36	13,363.35	12,389.07	11,632.69		10,230.23	8,799.38	10,843.96	10,441.48	10,965.39	10,108.88		$ 10,000.00
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Account Value [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Account Value	$ 11,665.22	11,665.22	11,665.22	11,518.45	11,382.75	11,217.73	11,141.06	11,025.90	11,062.27	10,947.63	10,889.52	10,854.29	10,552.73	10,223.94	10,299.81	10,336.42	10,270.63	10,131.01	9,944.92		10,000.00
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 11,721.54	11,721.54	11,721.54	11,533.08	11,352.50	11,134.01	11,027.57	10,903.84	11,013.97	10,884.32	10,852.19	10,850.10	10,463.95	10,007.14	10,133.66	10,254.15	10,223.73	10,079.65	9,918.28		$ 10,000.00
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Account Value [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Account Value	$ 11,717.05	11,717.05	11,717.05	11,569.62	11,433.32	11,267.57	11,190.55	11,074.89	11,111.42	10,996.27	10,937.90	10,902.51	10,599.61	10,269.36	10,345.57	10,382.35	10,316.26	10,176.02	9,989.10	10,000.00
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 11,794.51	$ 11,794.51	11,794.51	$ 11,604.87	$ 11,423.17	$ 11,203.32	$ 11,096.22	$ 10,971.72	11,082.53	$ 10,952.07	$ 10,919.74	$ 10,917.65	$ 10,529.09	$ 10,069.43	10,196.74	$ 10,317.98	$ 10,287.37	$ 10,142.40	$ 9,980.02	$ 10,000.00
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value	35,097.98	$ 35,097.98	35,097.98						31,785.18						25,740.81							24,472.49	21,165.40	26,522.27	25,039.55	22,934.04		19,260.47	14,668.25	16,726.54	15,768.56	16,044.04	14,400.98			13,606.99		12,633.34			11,472.09			10,781.85			9,938.54			10,593.00		10,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value	12,004.45	$ 12,004.45	12,004.45						11,404.06						10,759.71							11,213.64	10,690.82	11,776.98	12,518.46	12,287.16		12,631.53	12,200.51	11,806.86	11,199.93	10,704.69	10,719.63			10,836.47		10,592.20			10,828.61			10,545.74			10,294.08			10,342.99		10,000.00
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	24,525.71	$ 24,525.71	24,525.71						22,350.79						18,614.54							18,149.10	15,409.06	19,607.46	19,421.46	18,277.12		15,240.21	11,822.21	13,799.15	13,321.57	13,611.40	12,983.85			12,399.40		11,305.41			10,450.58			9,827.24			9,334.43			10,272.87		10,000.00
MSCI All Country World Index ex USA Small Cap - NR
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Small Cap - NR
Account Value	19,617.70	$ 19,617.70	19,617.70						17,847.62						15,916.59							15,866.02	13,374.69	17,702.46	18,819.98	17,696.59		14,143.71	10,420.92	13,222.40	13,220.67	14,011.65	14,571.66			13,755.35		12,111.63			11,540.55			10,788.86	10,000.00
MSCI All Country World Index IMI - NR
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index IMI - NR
Account Value	26,078.75	$ 26,078.75	26,078.75						23,825.73						19,913.68							19,468.96	16,572.50	21,089.61	21,026.74	19,839.93		16,310.20	12,590.48	14,885.91	14,426.52	14,815.14	14,159.41			13,514.07		12,309.20			11,382.39			10,669.23	$ 10,000.00
MSCI All Country World Index ex USA Small Cap - NR
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Small Cap - NR
Account Value	18,037.23	$ 18,037.23	18,037.23						16,409.75						14,634.29							14,587.79	12,297.17	16,276.29	17,303.77	16,270.89		13,004.24	9,581.37	12,157.16	12,155.57	12,882.82	13,397.72			12,647.17		11,135.88			10,610.80			9,919.68			9,358.47			9,979.98		10,000.00
MSCI All Country World Index IMI - NR
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index IMI - NR
Account Value	24,122.16	$ 24,122.16	24,122.16						22,038.18						18,419.63							18,008.28	15,329.12	19,507.33	19,449.18	18,351.42		15,086.51	11,645.86	13,769.08	13,344.15	13,703.62	13,097.08			12,500.16		11,385.69			10,528.41			9,868.76			9,379.08			10,318.96		10,000.00
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value	12,455.95	$ 12,455.95	12,455.95						12,173.12						11,488.13							11,917.75	11,237.65	11,683.21	12,363.55	12,278.75		12,190.03	11,628.31	11,634.19	11,299.41	10,785.48	10,694.07	10,855.82			10,659.51			10,671.52		10,637.70				10,337.47			10,168.86		10,064.46	10,000.00
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value	12,455.95	$ 12,455.95	$ 12,455.95						12,173.12						11,488.13							11,917.75	11,237.65	11,683.21	12,363.55	12,278.75		12,190.03	11,628.31	11,634.19	11,299.41	10,785.48	10,694.07	$ 10,855.82			$ 10,659.51			$ 10,671.52		$ 10,637.70				$ 10,337.47			$ 10,168.86		$ 10,064.46	10,000.00
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	12,595.16	12,595.16	$ 12,595.16												9,738.90								8,584.62		10,650.09		$ 10,000.01
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	21,912.85	21,912.85	$ 21,912.85												16,943.58								14,935.38		18,528.86			13,416.23		12,832.06		12,435.94				10,910.60			$ 10,000.00
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	31,796.21	31,796.21	$ 31,796.21												23,434.74								19,336.60		23,357.69			17,835.24		15,373.47		14,800.27				12,567.64					10,602.18		$ 10,000.00
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Account Value	23,440.98	23,440.98	$ 23,440.98												18,579.37								16,695.43		21,162.24			14,591.80		14,275.04		14,876.68				12,803.44					10,869.43						9,498.31	10,000.00
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Account Value	23,440.98	$ 23,440.98	$ 23,440.98												18,579.37								16,695.43		21,162.24			14,591.80		14,275.04		14,876.68				12,803.44					10,869.43						9,498.31	$ 10,000.00
Russell 1000® Value Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index TR
Account Value	$ 24,183.49	$ 24,183.49	$ 24,183.49						$ 22,588.76						$ 18,928.63							$ 18,782.01	$ 16,540.48	$ 19,962.50	$ 18,660.91	$ 17,876.53		$ 13,821.68	$ 11,452.89	$ 14,552.94	$ 13,826.72	$ 13,993.12	$ 13,084.25			$ 12,784.94		$ 12,234.24			$ 11,105.49			$ 10,261.64			$ 9,557.63			$ 10,422.23		$ 10,000.00